UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kamunting Street Capital Management, L.P.
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Address:  300 Atlantic Street, 7th Floor
          --------------------------------------------------
          Stamford, CT 06901
          --------------------------------------------------

Form 13F File Number: 028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kamunting Street Management, L.L.C.
            --------------------------------------------------
Title:      Allan C. Teh, Managing Member
            --------------------------------------------------
Phone:      212-490-4350
            --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Allan C. Teh                  NEW YORK, NY            5/16/11
    ------------------------  ------------------------------ ----------
       [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         -------------

Form 13F Information Table Entry Total:  14
                                         -------------

Form 13F Information Table Value Total:  $111,166
                                         -------------
                                         (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number         Name
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ANNALY CAP MGMT INC          NOTE 4.000% 2/1 035710AA0   17,409 15,000,000 PRN      SOLE                15,000,000      0    0
CENTRAL EUROPEAN MEDIA       NOTE 5.000%11/1 153443AH9    8,201  9,000,000 PRN      SOLE                 9,000,000      0    0
CITIGROUP INC                DEP SH 1/1000   172967598    1,088     22,895 SH       SOLE                    22,895      0    0
COMPUCREDIT HLDGS CORP       NOTE 3.625% 5/3 20478NAB6    5,525  6,005,000 PRN      SOLE                 6,005,000      0    0
DRYSHIPS INC                 SHS             Y2109Q101    2,070    418,193 SH       SOLE                   418,193      0    0
DRYSHIPS INC.                NOTE 5.000%12/0 262498AB4   17,500 17,500,000 PRN      SOLE                17,500,000      0    0
EASTMAN KODAK CO             NOTE 7.000% 4/0 277461BJ7    4,441  5,000,000 PRN      SOLE                 5,000,000      0    0
EVERGREEN SOLAR INC          NOTE 4.000% 7/1 30033RAC2      550  2,000,000 PRN      SOLE                 2,000,000      0    0
GENERAL MTRS CO              COM             37045V100   13,498    435,000 SH       SOLE                   435,000      0    0
GLOBAL INDS LTD              DBCV 2.750% 8/0 379336AE0    3,623  4,500,000 PRN      SOLE                 4,500,000      0    0
HANWHA SOLARONE CO LTD       SPONSORED ADR   41135V103    1,810    238,815 SH       SOLE                   238,815      0    0
SOLARFUN POWER HOLDINGS CO L NOTE 3.500% 1/1 83415UAB4    4,575  5,500,000 PRN      SOLE                 5,500,000      0    0
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1 86800CAE4    5,535  6,000,000 PRN      SOLE                 6,000,000      0    0
TELEFLEX INC                 NOTE 3.875% 8/0 879369AA4   25,341 22,500,000 PRN      SOLE                22,500,000      0    0